Stock Options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Options

Note 9 - Stock Options

The following table summarizes the options outstanding and the related prices for the shares of the Company’s common stock issued as at December 31, 2011:

		Options Outstanding			Options Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Excerise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.40 - $1.01	965,000	2.47	$0.41	928,750	$0.41

Transactions involving stock options issued are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2009:	1,200,000	0.40
Granted	380,000	0.62
Exercised	-	-
Expired	(320,000)	0.42
Outstanding at December 31, 2010:	1,260,000	$0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	$0.42

On May 15, 2009, the Board of Directors of the Company granted an aggregate of 1,200,000 stock options to directors, officers and consultants. The underlying stock options are exercisable at $0.40 per share and shall expire the earlier of May 15, 2014 or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination.

The stock options granted to the directors become exercisable on the following basis:

Date Amount

May 15, 2009 50% of the granted amount

November 15, 2009 12.5% of the granted amount

May 15, 2010 12.5% of the granted amount

November 15, 2010 12.5% of the granted amount

May 15, 2011 12.5% of the granted amount

The stock options granted to the officers and consultants become exercisable on the following basis:

Date Amount

November 15, 2009 25% of the granted amount

May 15, 2010 25% of the granted amount

November 15, 2010 25% of the granted amount

May 15, 2011 25% of the granted amount

The fair value of the stock options granted was determined using the Black-Scholes option value model with the following assumptions:

	2010	2009

Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.41% to 2.55%	2.01%
Expected volatility	45.75% - 64.14%	44.20%
Expected option life (in years)	5 yrs	5 yrs

Expected volatility was based on the Company’s historical share price.

For the 2009 stock options, the Company recognized $19,688 in compensation expense associated with the stock options as of December 31, 2011 and $99,972 in compensation expense for the period ended December 31, 2010.

During the year ended December 31, 2010, the Board of Directors of the Company granted an aggregate of 380,000 stock options to consultants. The underlying stock options expire in 5 years or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination as follows. The stock options are vested every 6 months starting from the grant date for a period of 2 years. After the 2 years, the stock options are fully vested. The Company recognized $28,657 in compensation expense associated with the stock options granted during the year ended December 31, 2010 and recognized $30,970 in compensation expense for the period ended December 31, 2011.

In accordance to the Company’s stock option plan, an optionee may exercise his options at anytime within 30 days following the termination of the optionee’s relationship with the Company. An aggregate of 295,000 and 320,000 unexercised stock options from consultants that no longer provide services to the Company were forfeited during the year ended December 31, 2011 and 2010, respectively.